UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
	January 1, 2021	to	December 31, 2021
Date of Report (Date of earliest event reported)				February 3, 2022
Commission File Number of securitizer:				None
Central Index Key Number of securitizer:				0001908821
Matthew Howard-Cairns, Director, +44 (0) 20 7451 4001
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Viva Capital 3 L.P.[1]		(Securitizer, Depositor or Underwriter)

Date	February 3, 2022

/s/ Matthew Howard-Cairns		(Signature)
Name: Matthew Howard-Cairns Title: Director

1 Viva Capital 3 L.P., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, which were privately issued by VC 3 LS 2021 L.P.